EQ ADVISORS TRUSTSM

EQ/AB Dynamic Aggressive Growth Portfolio
EQ/AB Dynamic Growth Portfolio
EQ/AB Dynamic Moderate Growth Portfolio
EQ/American Century Moderate Growth Allocation Portfolio
EQ/Franklin Moderate Allocation Portfolio
EQ/Goldman Sachs Growth Allocation Portfolio
EQ/Goldman Sachs Moderate Growth Allocation Portfolio
EQ/Invesco Moderate Allocation Portfolio
EQ/Invesco Moderate Growth Allocation Portfolio
EQ/JPMorgan Growth Allocation Portfolio
ATM International Managed Volatility Portfolio
ATM Large Cap Managed Volatility Portfolio
ATM Mid Cap Managed Volatility Portfolio
ATM Small Cap Managed Volatility Portfolio
EQ/400 Managed Volatility Portfolio
EQ/500 Managed Volatility Portfolio
EQ/2000 Managed Volatility Portfolio

SUPPLEMENT DATED DECEMBER 21, 2023, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to notify prospective investors that the classes of shares of the Portfolios listed in the following table have been terminated and are not available for investment. All of the share classes listed below either have not commenced operations or have ceased operations, and have no assets or shareholders.

Portfolios	Class(es)

EQ/AB Dynamic Aggressive Growth Portfolio	Class K

EQ/AB Dynamic Growth Portfolio	Class K

EQ/AB Dynamic Moderate Growth Portfolio	Class IA, Class K

EQ/American Century Moderate Growth Allocation Portfolio	Class K

EQ/Franklin Moderate Allocation Portfolio	Class K

EQ/Goldman Sachs Growth Allocation Portfolio	Class K

EQ/Goldman Sachs Moderate Growth Allocation Portfolio	Class K

EQ/Invesco Moderate Allocation Portfolio	Class K

EQ/Invesco Moderate Growth Allocation Portfolio	Class K

EQ/JPMorgan Growth Allocation Portfolio	Class K

ATM International Managed Volatility Portfolio	Class IB

ATM Large Cap Managed Volatility Portfolio	Class IA, Class IB

ATM Mid Cap Managed Volatility Portfolio	Class IA, Class IB

ATM Small Cap Managed Volatility Portfolio	Class IA, Class IB

EQ/400 Managed Volatility Portfolio	Class IA

EQ/500 Managed Volatility Portfolio	Class IA

EQ/2000 Managed Volatility Portfolio	Class IA

Effective immediately, all references to the terminated share classes of the above-listed Portfolios are removed from the Summary Prospectus and Prospectus.